Other non-current assets	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Other non-current assets
12.	Other non-current assets
Other
non-current
assets consist of the following:

	As at March 31,
	2023		2023		2022

			(In millions)
Taxes recoverable, statutory deposits and dues from government	US$	78.5	Rs.	6,447.4	Rs.	6,215.9
Prepaid expenses		93.0		7,644.6		2,825.2
Employee benefits		819.4		67,328.3		43,169.4
Others		11.8		967.6		2,004.6

Total	US$	1,002.7	Rs.	82,387.9	Rs.	54,215.1